Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes [1]	Royalties	Fees	Total Payments
Total	$ 40,901,665	$ 2,897,417	$ 580,827	$ 44,379,909
UNITED STATES | U.S. Federal Government [Member]
Total	$ 40,901,665	$ 2,897,417	$ 580,827	$ 44,379,909

[1]	*Represents payments at the entity level of U.S. federal income taxes.